Income tax, Major Components of Income Tax Expenses (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax (benefit) expense [Abstract]
Current income tax	$ 3,924,599	$ 3,025,179	$ 3,406,827
Deferred income tax	68,751,097	(55,155,403)	227,302,580
Total tax expense	$ 72,675,696	$ (52,130,224)	$ 230,709,407
Applicable tax rate	30.00%	30.00%	30.00%
UNITED KINGDOM [Member]
Current tax (benefit) expense [Abstract]
Applicable tax rate	25.00%